Share Capital - Schedule of Outstanding and Exercisable Stock Options (Details)	15 Months Ended
	Dec. 31, 2025 $ / shares	Sep. 30, 2024	Sep. 30, 2023
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 0.83
Number of options outstanding	6,720,000	2,575,000	1,625,000
Weighted-average remaining contractual life (years) outstanding	3 years 6 months 18 days
Number of options exercisable	2,880,000
Weighted average remaining contractual life (years) exercisable	3 years 1 month 2 days
November 3, 2026 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 0.6
Number of options outstanding	75,000
Weighted-average remaining contractual life (years) outstanding	10 months 2 days
Number of options exercisable	75,000
Weighted average remaining contractual life (years) exercisable	10 months 2 days
March 12, 2027 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 0.55
Number of options outstanding	600,000
Weighted-average remaining contractual life (years) outstanding	1 year 2 months 8 days
Number of options exercisable	600,000
Weighted average remaining contractual life (years) exercisable	1 year 2 months 8 days
March 3, 2028 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 0.42
Number of options outstanding	175,000
Weighted-average remaining contractual life (years) outstanding	2 years 2 months 1 day
Number of options exercisable	175,000
Weighted average remaining contractual life (years) exercisable	2 years 2 months 1 day
October 21, 2029 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 0.8
Number of options outstanding	4,220,000
Weighted-average remaining contractual life (years) outstanding	3 years 9 months 21 days
Number of options exercisable	2,030,000
Weighted average remaining contractual life (years) exercisable	3 years 9 months 21 days
January 2, 2030 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 1.04
Number of options outstanding	1,600,000
Weighted-average remaining contractual life (years) outstanding	4 years 3 days
Number of options exercisable
Weighted average remaining contractual life (years) exercisable	4 years 3 days
April 7, 2030 [Member]
Schedule of Outstanding and Exercisable Stock Options [Line Items]
Exercise price outstanding	$ 1.9
Number of options outstanding	50,000
Weighted-average remaining contractual life (years) outstanding	4 years 3 months 7 days
Number of options exercisable
Weighted average remaining contractual life (years) exercisable	4 years 3 months 7 days